Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	₩ 605,234,104	₩ 552,419,581
Total liabilities	558,877,246	510,489,200
Total equity	46,356,858	41,930,381
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	35,483,914	32,261,322
Total liabilities	10,426,817	9,795,896
Total equity	25,057,097	22,465,426
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	427,675,103	392,723,044
Total liabilities	400,009,589	366,629,929
Total equity	27,665,514	26,093,115
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	34,885,223	32,917,910
Total liabilities	28,465,675	26,769,044
Total equity	6,419,548	6,148,866
Shinhan Investment Corp.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	46,632,433	37,375,487
Total liabilities	42,258,341	33,138,930
Total equity	4,374,092	4,236,557
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	36,777,496	34,133,649
Total liabilities	34,232,052	32,062,490
Total equity	2,545,444	2,071,159
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	33,813,587	32,841,359
Total liabilities	30,574,073	29,654,711
Total equity	3,239,514	3,186,648
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	8,901,349	7,566,428
Total liabilities	7,710,010	6,612,519
Total equity	1,191,339	953,909
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	6,531,838	6,192,927
Total liabilities	6,022,397	5,695,223
Total equity	509,441	497,704
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	27,806	25,292
Total liabilities	10,826	10,044
Total equity	16,980	15,248
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	87,053	87,694
Total liabilities	71,591	75,665
Total equity	15,462	12,029
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	191,127	184,203
Total liabilities	20,530	19,678
Total equity	170,597	164,525
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	9,644	9,639
Total liabilities	0	0
Total equity	9,644	9,639
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	95,150	89,141
Total liabilities	70,916	67,954
Total equity	24,234	21,187
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	1,842,231	1,602,902
Total liabilities	1,635,433	1,418,317
Total equity	206,798	184,585
Asia Trust Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	259,899	172,793
Total liabilities	85,274	43,933
Total equity	174,625	128,860
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	87,378	77,086
Total liabilities	12,159	10,962
Total equity	75,219	66,124
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	52,555	45,832
Total liabilities	8,582	5,619
Total equity	43,973	40,213
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	42,903	42,402
Total liabilities	1,890	1,674
Total equity	41,013	₩ 40,728
Neoplux Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	72,550
Total liabilities	12,697
Total equity	₩ 59,853